Income taxes	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
Income taxes

10. Income taxes

The Company had no assessable profit for the years ended December 31, 2024, and 2023, three months ended December 31, 2022 and the year ended September 30, 2022. A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the statements of comprehensive loss is as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the three months ended December 31, 2022 (transition period)	For the year ended September 30, 2022
	($)	($)	($)	($)
Net loss before income taxes	(9,385)	(32,889)	(2,639)	(17,361)
Canadian federal and provincial income tax rates	27%	27%	27%	27%
Income tax recovery based on Canadian federal and provincial income tax rates	(2,534)	(8,880)	(713)	(4,687)

Reconciling items:
Difference in foreign tax rates	1,865	792	12	210
Change in deferred tax assets not recognized	(6,331)	1,319	(52)	3,282
Share-based compensation	631	758	291	849
Non-taxable dividends	—	(2)	(5)	(106)
Fair value change in warrant liability	—	(36)	(79)	(1,080)
Tax rate difference on fair value change in short-term investments	1	(2)	(137)	12
Permanent difference and others	394	(82)	248	1,505
	(5,974)	(6,133)	(435)	(15)

The significant components of deferred income tax assets and liabilities were as follows:

	December 31, 2024	December 31, 2023
	($)	($)
Deferred tax assets and (liabilities):
Non-capital losses	8,187	4,902
Capital losses	—	32
Financing fees	2,175	1,685
Other deferred tax assets	928	691
Restricted interest and financing expenses	1,138	—

Royalties, streaming and other mineral interests	(132,009)	(133,582)
Gold-linked loan	—	(19)
Convertible debentures	(4,242)	(4,717)
Other deferred tax liabilities	(222)	(206)
	(124,045)	(131,214)

At December 31, 2024, and 2023, deductible temporary differences for which no deferred tax assets are recognized are below:

	December 31, 2024	December 31, 2023
	($)	($)
Deducted temporary differences not recognized:
Non-capital losses	936	14,490
Capital losses	937	495
Royalties, streaming and other mineral interests	—	9,553
Short-term investments	333	2,065
Other deferred tax assets	471	1,696
	2,677	28,299

10. Income taxes (continued)

The deferred tax assets have not been recognized in the consolidated financial statements, as the Company does not consider it probable that those assets will be realized in the future. As of December 31, 2024, the Company had Canadian net operating loss carryforwards of $33,641 which expires between 2040 and 2044. As of December 31, 2024, there are U.S. net operating loss carryforwards of $3,495, of which $1,260 expires between 2034 and 2037 and the remainder may be carried forward indefinitely. As of December 31, 2024, there are Mexican net operating loss carryforwards of $621 which may be carried forward ten years.